Income Taxes (Details) - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Effective tax rate	0.00%	0.00%
Federal statutory rate	21.00%
Valuation allowance				$ 17,868,548
Net operating loss carryforwards				24,805,990
Research and development credit carryforwards				1,782,671
Deferred tax asset gross				15,272,584
Deferred tax assets				91,271
Deferred tax liability				$ 88,439
Stable Road Acquisition Corp [Member]
Income Taxes (Details) [Line Items]
Federal statutory rate			21.00%	21.00%
Valuation allowance			$ 24,483	$ 739,394
Deferred tax asset gross			$ 24,483	763,877
Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards				33,710,843
California [Member]
Income Taxes (Details) [Line Items]
Research and development credit carryforwards				$ 1,693,613